Condensed Interim Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Sales	$ 302,922	$ 330,393	$ 610,166	$ 654,512
Cost of sales
Cost of sales, excluding depletion	74,943	78,445	144,936	157,228
Depletion	65,682	70,308	123,084	140,482
Total cost of sales	140,625	148,753	268,020	297,710
Gross margin	162,297	181,640	342,146	356,802
General and administrative expenses	9,685	8,904	19,089	18,639
Share based compensation	1,608	7,978	11,509	9,608
Donations and community investments	1,160	1,583	1,973	2,188
Earnings from operations	149,844	163,175	309,575	326,367
Other (income) expense	(820)	(3,420)	(650)	(3,301)
Earnings before finance costs and income taxes	150,664	166,595	310,225	329,668
Finance costs	1,389	1,357	2,811	2,930
Earnings before income taxes	149,275	165,238	307,414	326,738
Income tax (expense) recovery	(201)	886	(872)	1,388
Net earnings	$ 149,074	$ 166,124	$ 306,542	$ 328,126
Basic earnings per share	$ 0.33	$ 0.369	$ 0.679	$ 0.729
Diluted earnings per share	$ 0.33	$ 0.368	$ 0.678	$ 0.728
Weighted average number of shares outstanding
Basic	451,524	450,088	451,221	449,800
Diluted	452,359	451,203	452,123	450,869